Restructuring costs and similar items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Employee-related expenses	€ 791	€ 517	€ 336
Expenses related to property, plant and equipment and to inventories	106	162	221
Compensation for early termination of contracts (other than contracts of employment)	49	352	61
Decontamination costs	27	5	(4)
Other restructuring costs	89	444	117
Total	€ 1,062	€ 1,480	€ 731